Derivatives - Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Fair Value [Line Items]
Derivative assets	₩ 10,279,257	₩ 4,711,421
Derivative liabilities	10,058,532	5,038,416
Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	259,419	286,670
Derivative liabilities	267,063	549,683
Interest Rates Related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	738,370	690,078
Derivative liabilities	888,984	931,784
Equity Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	192,014	173,147
Derivative liabilities	249,487	516,602
Commodity Related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	14,618	5,436
Derivative liabilities	133,475	85,595
Hedge Funds
Derivative Fair Value [Line Items]
Derivative assets	702,361	252,221
Derivative liabilities	1,022,071	838,480
Currency forward | Hedge Funds
Derivative Fair Value [Line Items]
Derivative assets	12,100	21,580
Derivative liabilities	213,015	34,492
Currency swap | Hedge Funds
Derivative Fair Value [Line Items]
Derivative assets	539,015	111,024
Derivative liabilities	181,413	99,093
Interest Rate Future | Interest Rates Related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	2,929	2,253
Derivative liabilities	675	11,757
Credit Swaps | Credit Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	507,677	473,582
Derivative liabilities	9,764	10,366
Equity Swaps And Forwards | Equity Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	96,841	166,010
Derivative liabilities	137,399	350,768
Equity Options | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	66,177	47,167
Derivative liabilities	4,274	16,735
Equity Options | Equity Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	95,173	7,137
Derivative liabilities	112,088	165,834
Equity Futures | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	1,228	66,356
Derivative liabilities	13,302	16,346
Commodity Swaps And Forwards | Commodity Related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	914	3,314
Derivative liabilities	129,833	84,957
Commodity Futures And Options | Commodity Related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	13,704	2,122
Derivative liabilities	3,642	638
Interest rate forwards and swaps | Hedge Funds
Derivative Fair Value [Line Items]
Derivative assets	151,246	119,617
Derivative liabilities	623,702	704,895
Trading purpose | Foreign currency related
Derivative Fair Value [Line Items]
Derivative assets	8,056,812	3,003,434
Derivative liabilities	7,737,175	2,622,508
Trading purpose | Foreign currency related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	8,055,285	3,003,404
Derivative liabilities	7,736,347	2,621,406
Trading purpose | Foreign currency related | Currency forward | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	5,731,971	1,558,662
Derivative liabilities	3,887,398	1,402,185
Trading purpose | Foreign currency related | Currency swap | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	2,299,084	1,431,614
Derivative liabilities	3,823,249	1,206,156
Trading purpose | Foreign currency related | Currency futures | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	1,527	30
Derivative liabilities	828	1,102
Trading purpose | Foreign currency related | Currency options | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	24,230	13,128
Derivative liabilities	25,700	13,065
Trading purpose | Interest rates related | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	735,441	687,825
Derivative liabilities	888,309	920,027
Trading purpose | Interest rates related | Interest Rate Option | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	1,157	4,011
Derivative liabilities	28,907	17,038
Trading purpose | Interest rates related | Interest rate forwards and swaps | Over the counter
Derivative Fair Value [Line Items]
Derivative assets	734,284	683,814
Derivative liabilities	859,402	902,989
Trading purpose | Equity related | Exchange traded
Derivative Fair Value [Line Items]
Derivative assets	67,405	113,523
Derivative liabilities	₩ 17,576	₩ 33,081